J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Mid Cap Equity Fund

JPMorgan Value Advantage Fund

JPMORGAN TRUST II

JPMorgan Mid Cap Growth Fund

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Mid Cap Value Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund

(Applicable Shares Described Below)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 1, 2024

to the current Summary Prospectuses and Prospectuses, as supplemented

Effective November 1, 2024 (the “Effective Date”), the investment advisory fee of each Fund listed above will be reduced by an annual rate of 0.05% of the Fund’s average daily net assets. In addition, on the Effective Date, the expense limitation arrangement for each class of shares of the Funds will be changed to further limit the Fund’s net expense ratios.

Changes to the Management Agreement. On the Effective Date, the advisory fee for the Funds listed above will be revised as follows:

Fund	New Management Fee
JPMorgan Growth Advantage Fund	0.50%
JPMorgan Mid Cap Equity Fund	0.60%
JPMorgan Mid Cap Growth Fund	0.60%
JPMorgan Mid Cap Value Fund	0.60%
JPMorgan Value Advantage Fund	0.50%

Changes to the Expense Cap. On the Effective Date, certain expense caps for the Funds listed above will be revised.

For the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed the percentages of the class’s average daily net assets as listed below (“New Contractual Expense Cap”). A Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). A Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/25, at which time it will be determined whether such waivers will be renewed or revised. To the extent that a Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

SUP-USEQ-724

JPMorgan Growth Advantage Fund and JPMorgan Value Advantage Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	0.99%
Class C	1.49%
Class I	0.74%
Class R2	1.25%
Class R3	1.00%
Class R4	0.75%
Class R5	0.60%
Class R6	0.50%

JPMorgan Mid Cap Equity Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.09%
Class C	1.59%
Class I	0.84%
Class R2	1.35%
Class R5	0.70%
Class R6	0.60%

JPMorgan Mid Cap Growth Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.09%
Class C	1.59%
Class I	0.84%
Class R2	1.40%
Class R3	1.15%
Class R4	0.90%
Class R5	0.74%
Class R6	0.65%

JPMorgan Mid Cap Value Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.09%
Class C	1.59%
Class I	0.84%
Class R2	1.35%
Class R3	1.10%
Class R4	0.85%
Class R5	0.70%
Class R6	0.60%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE